Fair Value of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy) (Details) In Billions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Private Equity [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Loans and Receivable [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Loans and Receivable [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Payables and Deposits [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Payables and Deposits [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] USD ($)	Mar. 31, 2011 Foreign Government, Agency and Municipal Securities [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)	Mar. 31, 2011 Residential Mortgage-Backed Securities (RMBS) [Member] USD ($)	Mar. 31, 2011 Mortgage and Other Mortgage-Backed Securities [Member] USD ($)	Mar. 31, 2011 Collateralized Debt Obligation (CDO) [Member] USD ($)	Mar. 31, 2011 Investment Trust Funds And Other [Member] USD ($)	Mar. 31, 2011 Total Cash Instruments [Member] USD ($)	Mar. 31, 2011 Equity Contracts [Member] USD ($)		Mar. 31, 2011 Interest Rate Contracts [Member] USD ($)	Mar. 31, 2011 Credit Contracts [Member] USD ($)	Mar. 31, 2011 Foreign Exchange Contracts [Member] USD ($)	Mar. 31, 2011 Commodity Contracts [Member] USD ($)	Mar. 31, 2011 Total Derivative, Net [Member] USD ($)		Mar. 31, 2011 Short-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Payables and Deposits [Member] USD ($)	Mar. 31, 2011 Long-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Loans and Receivable [Member] USD ($)	Mar. 31, 2011 Sub Total Assets [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] USD ($)
Net gain (loss) on trading	$ 0.95		¥ 78.00		¥ 9.00		¥ (7.00)	¥ 2.00			¥ 0	¥ 1.00	¥ (2.00)	¥ (1.00)	¥ 37.00	¥ 9.00	¥ 2.00	¥ 0	¥ 0	¥ (5.00)	¥ (7.00)	¥ 0	¥ 3.00	¥ 0	¥ 1.00	¥ (3.00)	¥ 36.00	¥ 23.00	[1]	¥ 40.00	[1]	¥ 91.00	¥ 32.00	¥ (28.00)	¥ (98.00)	¥ (1.00)	¥ 0	¥ (4.00)	¥ 0	¥ 81.00	[1]	¥ (26.00)	[1]	¥ 0	¥ (1.00)	¥ 78.00	¥ 10.00	¥ 0														$ (0.08)		$ 0.01	$ (0.01)	$ 0.11	$ 0	$ (0.06)	$ 0	$ 0	$ (0.03)	$ 0.28	[1]	$ 1.10	$ (0.34)	$ (0.01)	$ (0.05)	$ 0.98	[1]				$ 0	$ 0.95	$ 0
Gain (loss) on investments in equity securities and other	0.02	[2]	2.00	[2]	(1.00)	[2]																																										2.00	[2]	(1.00)	[2]																																		0.02	[2]
Gain (loss) on private equity investments	0.10		8.00		4.00				8.00	4.00																8.00	4.00																			8.00	4.00																0.10								0.10													0.10
Interest and dividends / Interest expense	(0.01)		(1.00)		(1.00)		(1.00)	(1.00)																		(1.00)	(1.00)																			(1.00)	(1.00)															(0.01)									(0.01)													(0.01)
Total unrealized gains / (losses)	1.06		87.00		11.00		(8.00)	1.00	8.00	4.00	0	1.00	(2.00)	(1.00)	37.00	9.00	2.00	0	0	(5.00)	(7.00)	0	3.00	0	1.00	4.00	39.00	23.00	[1]	40.00	[1]	91.00	32.00	(28.00)	(98.00)	(1.00)	0	(4.00)	0	81.00	[1]	(26.00)	[1]	0	(1.00)	85.00	13.00	2.00		(1.00)												(0.09)	0.10	0.01	(0.01)	0.11	0	(0.06)	0	0	0.06	0.28	[1]	1.10	(0.34)	(0.01)	(0.05)	0.98	[1]				0	1.04	0.02
Net gain (loss) on trading	0.14																																																			12.00	(61.00)	0	0	6.00	0	(1.00)	12.00	(66.00)	0																			0	0	0.14
Total unrealized gains / (losses)	$ 0.14																																																			¥ 12.00	¥ (61.00)	¥ 0	¥ 0	¥ 6.00	¥ 0	¥ (1.00)	¥ 12.00	¥ (66.00)	¥ 0																			$ 0	$ 0	$ 0.14

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
[2]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.